SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
SCHEDULE H, Line 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
INTERNATIONAL FLAVORS & FRAGRANCES INC.
RETIREMENT INVESTMENT FUND PLAN
EIN No. 13-1432060
PLAN No. 001
SCHEDULE H, LINE 4a – SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
Year Ended December 31, 2025

	Participant Contributions Transferred Late to the Plan	Total that Constitute Nonexempt Prohibited Transactions
	Check Here if Late Participant Loan Repayments are Included: ☑	Contributions not Corrected	Contributions Corrected Outside of VFCP	Contributions Pending Correction in VFCP	Totally Fully Corrected Under VFCP and PTE 2002-51
2025	$627,223	$627,223		$—	$—
2024	$—	$—	$—	$—	$—